MEMBERS' EQUITY	12 Months Ended
Dec. 31, 2022
Abacus Settlements, LLC
MEMBERS' EQUITY
11.	MEMBERS’ EQUITY
The Company is authorized to issue up to 400 units of par value common units. Holders of the Company’s common units are entitled to one vote for each share. At December 31, 2022 and 2021, there were 400 shares of common units issued and outstanding. Holders of the common units were entitled to receive, in the event of a liquidation, dissolution or winding up, ratably the assets available for distribution to the unit holders after payment of all liabilities.